SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Concentration of credit risk (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Foreign currency risk
Cash and cash equivalents	¥ 462,289	$ 63,333	¥ 603,523	¥ 673,669
Foreign currency risk, Renminbi ("RMB")
Foreign currency risk
Cash and cash equivalents	¥ 430,274		¥ 564,317